Filed electronically with the Securities and
                     Exchange Commission on February 6, 1997

                                                                File No. 2-14400
                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.     51

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     31

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       ----------------------------- -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             X     immediately upon filing pursuant to paragraph (b)
          --------

                   on August 1, 1996 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on ________________________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on ________________________ pursuant to paragraph (a)(ii)
          --------
                   of Rule 485

If appropriate, check the following:

                   this post-effective amendment designates a new effective date
          --------
                   for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 30, 1996.

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER INTERNATIONAL FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.       Item Caption                    Prospectus Caption
     --------       ------------                    ------------------
        1.          Cover Page                      COVER PAGE

        2.          Synopsis                        EXPENSE INFORMATION

        3.          Condensed Financial             FINANCIAL HIGHLIGHTS
                    Information                     DISTRIBUTION AND PERFORMANCE INFORMATION

        4.          General Description of          INVESTMENT OBJECTIVE AND POLICIES
                    Registrant                      WHY INVEST IN THE FUND?
                                                    INTERNATIONAL INVESTMENT EXPERIENCE
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    INVESTMENT RESULTS
                                                    FUND ORGANIZATION

        5.          Management of the Fund          FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing
                                                    DIRECTORS AND OFFICERS

       5A.          Management's Discussion of      NOT APPLICABLE
                    Fund Performance

        6.          Capital Stock and Other         DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                    Securities                           gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                         Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.          Purchase of Securities Being    PURCHASES
                    Offered                         FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                    INFORMATION--Purchasing shares, Share price,
                                                         Processing time, Minimum balances, Third
                                                         party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES


        8.          Redemption or Repurchase        EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.          Pending Legal Proceedings       NOT APPLICABLE


                             Cross Reference-Page 1


                           SCUDDER INTERNATIONAL FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------
       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION


       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 2



                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      LATIN AMERICAN INVESTMENT EXPERIENCE
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser,   Transfer  agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax Information
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares,  Share price,
                                                           Processing time, Minimum balances,Third party
                                                           transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 3



                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 4



                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
     Item No.        Item Caption                 Prospectus Caption
     --------        ------------                 ------------------

        1.           Cover Page                   COVER PAGE

        2.           Synopsis                     EXPENSE INFORMATION

        3.           Condensed Financial          FINANCIAL HIGHLIGHTS
                     Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                   WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  FUND ORGANIZATION

        5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

        5A.          Management's Discussion      NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                        gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax Information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                       Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

        7.           Purchase of Securities       PURCHASES
                     Being Offered                FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                       Processing time,  Minimum balances,   Third party
                                                       transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings    NOT APPLICABLE



                             Cross Reference-Page 5



                       SCUDDER PACIFIC OPPORTUNITIES FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 6



                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
------

   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              FINANCIAL HIGHLIGHTS
                 Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS


      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing
                                                    shares, Share price, Processing time, Minimum
                                                    balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 7



                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 8



                        SCUDDER INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
------

   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION
                                                    INFORMATION--Purchasing
                                                    shares,     Share     price,
                                                    Processing   time,   Minimum
                                                    balances,     Third    party
                                                    transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 9



                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS





                            Cross Reference-Page 10

                            Part A (the Prospectus)
                            -----------------------

Part A of this Post-Effective Amendment No. 51 to the Registration Statement is incorporated by reference in its entirety to the Scudder Emerging Markets Growth Fund's current Post-Effective Amendment No. 48 on Form N-1A filed on May 7, 1996 and to its definitive Rule 497(c) filing on May 14, 1996.

                                                                SCUDDER   [LOGO]


Scudder Emerging Markets Growth Fund

Supplement to Prospectus
Dated May 8, 1996

The following table is to be inserted after the section entitled "Expense information" on page 2.

----------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a)
and other performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1996 and may be obtained without charge by writing or calling Scudder
Investor Services, Inc.

                                                                               For the Period
                                                                                May 8, 1996
                                                                               (commencement)
                                                                               of operations)
                                                                                    to
                                                                              October 31, 1996
----------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................   $     12.00
Income from investment operations: ........................................          (.02)

Net investment loss
Net realized and unrealized gain on investments ...........................           .86
Total from investment operations ..........................................           .84
Redemption fees (Note A) ..................................................           .01
Net asset value, end of period ............................................   $     12.85
----------------------------------------------------------------------------------------------
Total Return (%) (c) ......................................................          7.08(d)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................         76
Ratio of operating expenses, net to average daily net assets (%) ..........          2.00*
Ratio of operating expenses before expense reductions, to average daily net          3.79*
   assets (%)
Ratio of net investment loss to average daily net assets (%) ..............          (.32)*
Portfolio turnover rate (%) ...............................................         19.5*
Average commission rate paid (b) ..........................................   $       .0006

(a)  Based on monthly average of shares outstanding during the period.
(b)  Average commission rate paid per share of common and preferred stocks.
(c)  Total return is higher due to maintenance of the Fund's expenses.
(d)  Total return does not reflect the effect of the 2% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized
----------------------------------------------------------------------------------------------

December 16, 1996

                Part B (the Statement of Additional Information)
                ------------------------------------------------


Part B of this Post-Effective Amendment No. 51 to the Registration Statement is incorporated by reference in its entirety to the Scudder Emerging Markets Growth Fund's current Post-Effective Amendment No. 48 on Form N-1A filed on May 7, 1996 and to its definitive Rule 497(c) filing on May 14, 1996.

Scudder
Emerging Markets
Growth Fund


Annual Report
October 31, 1996


Pure No-Load(TM) Funds


A fund designed to seek long-term growth of capital primarily through equity investment in emerging markets around the globe.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


Scudder (logo)

                                Table of Contents
   2  In Brief
   3  Letter from the Fund's Chairman
   4  Portfolio Summary
   5  Portfolio Management Discussion
   8  Investment Portfolio
  15  Financial Statements
  18  Financial Highlights
  19  Notes to Financial Statements
  23  Report of Independent Accountants
  25  Officers and Directors
  26  Investment Products and Services
  27  How to Contact Scudder


                                    In Brief



o For the period of nearly six months beginning with the Fund's inception on May 8, 1996 and ending October 31, 1996, Scudder Emerging Markets Growth Fund provided a strong total return of 7.08%.


o The outlook for Central Europe continues to be bright. We believe the region's transition from command to free market economies presents an outstanding investment opportunity.

o The rate of growth in emerging Asia is slowing. The region is transitioning away from mercantilist economic models, which may lead to a period of lackluster performance in those markets.

                    2 - Scudder Emerging Markets Growth Fund

                         Letter From the Fund's Chairman

Dear Shareholders,

     We are pleased to welcome you as an investor in Scudder Emerging Markets Growth Fund and to present the first annual report for the Fund, covering the abbreviated fiscal year which began with the commencement of operations on May 8, 1996 and ended October 31, 1996. Going forward, you can expect to receive semiannual updates on the Fund's investments and strategy, with the next report covering the six-month period ending April 30, 1997.

     As detailed in the management discussion that follows, Scudder Emerging Markets Growth Fund provided a total return of 7.08% for the period of roughly six months covered by this report, comparing very favorably to the aggregate performance of emerging markets. Going forward, we expect the higher growth rates of many emerging market economies to attract increasing investor interest as the U.S. economy slows, supporting a positive outlook. Scudder Emerging Markets Growth Fund will continue to be appropriate for investors seeking broad exposure to the equity markets of developing countries as part of a diversified portfolio.

     Finally, to update those of you who like to stay informed about new funds from Scudder, we introduced two new equity funds in September. Scudder Classic Growth Fund seeks long-term capital appreciation with a higher degree of principal stability than the average growth fund. Scudder 21st Century Growth Fund takes a more aggressive approach, focusing primarily on emerging companies with the potential to benefit from the rapidly changing industrial and economic landscape. For more information on these and other Scudder Fund products and services, please turn to page 26.

     Thank you for your continued investment in Scudder Emerging Markets Growth Fund. Please do not hesitate to call Investor Relations at 1-800-225-2470 with any questions regarding your account.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     Chairman,
     Scudder Emerging Markets Growth Fund


                    3 - Scudder Emerging Markets Growth Fund

PORTFOLIO SUMMARY as of OCTOBER 31, 1996
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 5% Cash Equivalents)
---------------------------------------------------------------------------
Latin America             31%
Europe                    29%
Pacific Basin             22%
Africa                    11%
U.S.& Canada               5%
Other                      2%
--------------------------------------
                         100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund has emphasized the emerging markets of Central
Europe while underweighting the Pacific Basin.
--------------------------------------------------------------------------
SECTORS
(Excludes 5% Cash Equivalents)
--------------------------------------------------------------------------
Financial                  23%
Manufacturing              14%
Consumer Staples           12%
Metals & Minerals          11%
Construction                8%
Consumer Discretionary      7%
Energy                      5%
Health                      4%
Communications              4%
Other                      12%
---------------------------------------------
                          100%
---------------------------------------------


A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Finance, Manufacturing, and Consumer Staples stocks are well-represented among Fund holdings.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(17% of portfolio)
--------------------------------------------------------------------------
1. WIELKOPOLSKI BANK KREDYTOWY S.A.
   Commercial bank in Poland

2. ZAGREBACKA BANKA
   Commercial banking in Croatia

3. BANK PRZEMYSLOWO HANDLOWY
   Bank in Poland

4. MINAS BUENAVENTURA SA
   Mining company in Peru

5. C&P HOMES, INC.
   Home construction company in Philippines

6. PLIVA D.D.
   Pharmaceutical company in Croatia

7. MONDRAGON INTERNATIONAL PHILIPPINES, INC.
   Wholesale and direct selling of consumer products and resort management

8. COMPUTERLAND POLAND S.A.
   Provider of computer services and systems

9. PETROLEO BRASILEIRO S/A
   Petroleum company

10.DMCI HOLDINGS, INC.
   Construction and property development company in Philippines


Central European bank stocks are among the Fund's top holding
-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 8. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                    4 - Scudder Emerging Markets Growth Fund

                         Portfolio Management Discussion


Dear Shareholders,

For the period of nearly six months beginning with the Fund's inception on May 8, 1996 and ending October 31, 1996, Scudder Emerging Markets Growth Fund provided a total return of 7.08%. Adjusted for the 2% redemption fee assessed on shares held less than one year, the Fund's total return was 4.94% for the period. For purposes of rough comparison, the unmanaged MSCI Emerging Markets Free Index returned a negative 6.03% between April 30, 1996 and the end of October.

                Country Weightings Key to Portfolio Performance

Poland and Egypt contributed strongly on the positive side to the Fund's outperformance versus the benchmark Index over the period. Our 16.9% weight in Poland versus 0.5% in the Index benefited the Fund greatly. The Fund also carried over a 6% weight in Egypt, a country not presently in the Index. The Egyptian holdings in the Fund appreciated sharply over the period.

Over a period when the Index lost 6%, avoiding the major downdrafts was key to the Fund's outperformance. India, 6.4% of the Index, plunged; we held nothing there. Korea fell sharply as well; being nearly out of that market was helpful. The same holds true for Thailand. Finally, avoiding South Africa (11% of the Index) continues to help the portfolio as the plunge in the Rand and deteriorating fundamentals have made it very hard to make money there this year.


Of course, our country decisions over the period weren't perfect. Most notably, our persistence in staying overweighted in Indonesia hurt us. Political disturbances spooked the Indonesian market, and our stock selection within the country further hurt Fund performance. We have concluded that Mr. Suharto's advancing age and decades-long tenure in office bring us close enough to the end of an era that political risk is escalating. The citizens' desire for democracy is becoming apparent. Notwithstanding the attractive valuations carried by some excellent companies, political issues will likely unsettle the market. We are therefore moving to a somewhat underweight position in Indonesia.


                             Market Outlook: Central
                                 Europe Favored
                               over Emerging Asia

Recent aggregate declines in emerging markets obscure a number of underlying trends. The investment outlook for Central Europe continues to be bright while emerging Asia has become less attractive. We believe Central Europe is only mid-way through a process that will lead to a risk profile closer to Western Europe's, as well as a move up to valuation levels found in Latin and Asian emerging markets. As we believe the region's transition from command to free market economies presents an outstanding investment opportunity, we continue to shift the portfolio weightings to capture it. Currently, 27% of portfolio assets are invested in Central Europe, well above the region's 4% representation in the MSCI Emerging Markets Free Index.

                    5 - Scudder Emerging Markets Growth Fund

We have just returned from a trip to Asia, where we saw fresh evidence of the structural impediments which are in the process of slowing emerging Asia's rate of growth. A transition away from mercantilist economic models will be forced by the region's past over-investment in key exporting industries and by currency rigidities which have caused a decade of accumulated distortions. We see emerging Asia in the process of slowing from historic growth rates of 8-10% to a more sustainable 5-6%. The transition will yield several years of pain or at least dull markets, but in the end Asia will still likely have the highest sustainable growth in the world. While the Fund's Asian exposure is significantly underweighted at 22%, we are confident we will be shifting portfolio assets back to the region some day.

The Philippines remains a glorious exception to Asia's doldrums. Our trip provided encouraging evidence that the much needed tax reform program has a good chance of being enacted. The reform proposal represents a massive overhaul which will greatly broaden the now pitifully tiny tax base. It will make for a fairer system and -- crucially -- one that will stabilize the fiscal situation and enable much more investment in needed infrastructure. If the Philippines' young democracy can enact this huge change in the face of powerful vested interests (who stand to lose considerably) it will not only be a great victory for the country, but will broadly challenge the conventional wisdom that only dictators can push through difficult economic and social reforms in emerging markets.

Philippine GDP growth is accelerating gently, the proverbial "tide that lifts all boats". The Central Bank is maintaining tight monetary policy and we came away unconcerned that an asset bubble or other ills of overheating are on the horizon.

Finally, with respect to Latin America (31% of assets), we see the fundamentals and valuations as still attractive in select markets. We expect the region to be a positive contributor to performance going forward.

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:

                    Region Weightings: (October 31, 1996)
                    Scudder Emerging Markets Growth Fund vs.
                    MSCI Emerging Markets Free Index

     BAR CHART DATA:
                       Scudder Emerging Markets    MSCI Emerging Markets
                       Growth Fund                 Free Index
                       ------------------------    ---------------------
 Asia                        22%                           51%

 Latin America               31                            30

 Central Europe              27                             4

 Middle East/Africa          14                            15

 Other                        6                             0

We remain bullish on many of the world's emerging markets, and we see a generally benign environment for this asset class going forward. The biggest threat to emerging market performance would be a reduction in global liquidity. We do not believe the U.S. Federal Reserve is likely to raise rates much, if at


                    6 - Scudder Emerging Markets Growth Fund all, and expect 1997 to bring a softening in U.S. growth which will keep liquidity for financial assets supportive. As U.S. growth slows, the high earnings growth produced by many emerging markets should prove all the more attractive to investors.

Scudder Emerging Markets Growth Fund will continue to provide broad-based exposure to the opportunities for capital appreciation presented by the equity markets of developing countries. Thank you for your investment in the Fund.

Sincerely,

Your Portfolio Management Team

/s/Joyce E. Cornell        /s/Elizabeth Allan
Joyce E. Cornell           Elizabeth Allan

/s/Tara C. Kenney
Tara C. Kenney

                            Scudder Emerging Markets
                          Growth Fund: A Team Approach
                                  to Investing

  Scudder Emerging Markets Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Joyce E. Cornell, Portfolio Manager, has focused on stock selection since 1993. Joyce, who has nine years of investment experience as a research analyst, joined Scudder in 1991. Elizabeth Allan has been a portfolio manager at Scudder since 1991 and joined the firm in 1987. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Tara, who joined Scudder in 1995, has ten years of financial industry experience.



                    7 - Scudder Emerging Markets Growth Fund

                               INVESTMENT PORTFOLIO as of October 31, 1996

                                                                                              PRINCIPAL      MARKET
                                                                                              AMOUNT($)      VALUE($)
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 2.3%
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/96 at 5.52%, to be
 repurchased at $1,777,272 on 11/1/96, collateralized by a $1,606,000 U.S. Treasury Note,                    ---------
 9.125%, 5/15/99 (Cost $1,777,000) .........................................................   1,777,000     1,777,000
                                                                                                             ---------

SHORT TERM NOTES 2.6%
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note, 11/1/96 (Cost $2,000,000) ............................   2,000,000     2,000,000
                                                                                                             ---------
                                                                                                 SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 95.1%
ARGENTINA 4.8%
Astra CAPSA (Petroleum company) ............................................................     115,800       208,470
Banco Frances del Rio de la Plata (ADR) (Commercial and private bank) ......................       3,700        97,125
Banco de Galicia y Buenos Aires "B" (Commercial and private bank) ..........................      96,778       444,278
Banco de Galicia y Buenos Aires "B" Rights* (expiration 11/4/96) ...........................      96,778            97
Banco de Galicia y Buenos Aires (ADR) ......................................................      15,572       282,243
Compania Interamericana de Automoviles S.A.* (Automobile manufacturer) .....................      51,250       229,634
Cresud S.A. Comercial* (Agricultural company dealing in cattle and grains) .................     580,723     1,039,650
Inversiones y Representaciones SA (Real estate developer) ..................................     150,100       459,375
Perez Companc S.A. "B" (Industrial conglomerate) ...........................................      94,600       600,800
Sevel Argentina SA "C"* (Automobile and truck manufacturer) ................................     140,000       347,252
                                                                                                             ---------
                                                                                                             3,708,924
                                                                                                             ---------

AUSTRALIA 0.7%
Orogen Minerals* (GDR) (Holding company involved in gold mining and oil development
 in New Guinea) ............................................................................      34,500       546,377
                                                                                                             ---------

BOLIVIA 0.5%
Compania Boliviana de Energia S.A.(Electric utility) .......................................       9,400       397,150
                                                                                                             ---------

BOTSWANA 0.1%
Sechaba Investment Trust Co.* (Investment Co.) .............................................     135,000        93,488
                                                                                                             ---------

BRAZIL 11.3%
Aracruz Celulose S.A. (ADR) (Producer of eucalyptus kraft pulp) ............................      67,700       541,600
Centrais Eletricas de Santa Catarina S.A. "B"* (pfd.) (Electric power distributor) .........     156,215       132,283
Centrais Electricas de Santa Catarina S.A. (GDR) ...........................................       3,700       310,800
Centrais Eletricas Brasileiras S.A. "B" (pfd.) (Electric utility) ..........................     950,000       307,913
Companhia Cervejaria Brahma (pfd.) (Leading beer producer and distributor) .................     814,000       503,105
Companhia Siderurgica Paulista "B"* (pfd.) (Steel producer) ................................     925,000       702,258
Companhia Vale do Rio Doce (pfd.) (Diverse mining and industrial complex) ..................      32,300       663,354


    The accompanying notes are an integral part of the financial statements.


                    8 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

Industrias Klabin de Papel e Celulose S/A (pfd.) (Producer of papers and paper products,
 newsprint, and cardboard boxes) ...........................................................      378,000      375,277
Lojas Renner S.A. (pfd.) (Specialty retailer of apparel, cosmetics, electronics, household
 appliances and furniture) .................................................................   11,700,000      626,338
Multicanal Participacoes S.A.* (ADR) (Operator of cable television systems) ................       57,000      798,000
Petroleo Brasileiro S/A (pfd.) (Petroleum company) .........................................    9,085,000    1,176,080
Telecomunicacoes Brasileiras S.A. (ADR) (Telecommunication services) .......................        5,200      387,400
Telecomunicacoes Brasileiras S.A. ..........................................................    9,200,000      560,561
Telecomunicacoes de Minas Gerais "B" (pfd.) (Telecommunication services) ...................    1,655,000      184,766
Telecomunicacoes de Minas Gerais (voting) ..................................................       15,530        1,859
Telecomunicacoes de Sao Paulo S.A. (pfd.) (Telecommunication services) .....................    1,060,000      193,965
Telecomunicacoes do Parana S/A (pfd.) (Telecommunication services) .........................      975,000      445,080
Usinas Siderurgicas de Minas Gerais S/A (pfd.) (Non-coated flat products and electrolytic
 galvanized products) ......................................................................  753,000,000      791,551
                                                                                                             ---------
                                                                                                             8,702,190
                                                                                                             ---------

CANADA 2.1%
Corriente Resources, Inc.* (Mining and processing of gold, bismuth, tin and tungsten in
 South America) ............................................................................      247,600      784,742
Kazakhstan Minerals Corp.* (Mining and exploring of copper, gold, and other minerals
 in Kazakhstan) ............................................................................       41,500      280,125
Ourominas Minerals Inc.* (Gold exploration in Brazil) ......................................      167,000      541,743
                                                                                                             ---------
                                                                                                             1,606,610
                                                                                                             ---------

CHILE 3.4%
Laboratorio Chile S.A. (ADR)(Manufacturer and distributor of off-patent pharmaceutical
 products) .................................................................................       12,800      203,200
Madeco, SA (ADR) (Manufacturer of copper and aluminum products for various industrial and
 consumer uses) ............................................................................       21,900      525,600
Santa Isabel S.A. (ADR) (Supermarket chain) ................................................       15,900      447,188
Sociedad Quimica y Minera de Chile SA (ADR) (Producer of fertilizer, iodine and industrial
 chemicals) ................................................................................        9,400      540,500
Vina Concha y Toro SA (ADR) (Wine producer) ................................................       46,500      930,000
                                                                                                             ---------
                                                                                                             2,646,488
                                                                                                             ---------

CROATIA 3.5%
Pliva D.D.* (GDR) (Pharmaceutical company) .................................................       25,500    1,255,875
Zagrebacka Banka* (GDR) (Commercial banking) ...............................................       73,700    1,427,938
                                                                                                             ---------
                                                                                                             2,683,813
                                                                                                             ---------

EGYPT 6.3%
Commercial International Bank (Commercial bank) ............................................        1,550      203,094


    The accompanying notes are an integral part of the financial statements.


                    9 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

Commercial International Bank (GDR) .........................................................     47,200       684,400
Eastern Tobacco Company (Maker of tobacco products) .........................................     49,160       694,017
Egypt Financial & Industrial Co.* (Fertilizer producer) .....................................      2,550        45,750
Egyptian Starch & Glucose Co. (Food producer) ...............................................      5,000        57,058
Madinet Nasser City Housing Co.* (Real estate development company) ..........................     12,125       713,229
Misr International Bank (Bank) ..............................................................      3,485       379,267
North Cairo Mills, Ltd. (Textile manufacturer) ..............................................     18,200       588,818
Paints & Chemical Industries, Ltd. (Producer of paints and chemicals) .......................        792       200,328
Suez Cement Co. (Cement producer) ...........................................................     18,925       267,675
Torrah Portland Cement Co. (Cement producer) ................................................     56,060       997,529
                                                                                                             ---------
                                                                                                             4,831,165
                                                                                                             ---------

GHANA 0.7%
Ashanti Goldfields Co., Ltd.* (Leading gold producer) (b) ...................................     10,177       153,571
Ashanti Goldfields Co., Ltd.* (Preference shares) (b) .......................................     10,177        27,071
Ashanti Goldfields Co., Ltd. (GDR) ..........................................................     19,000       311,125
                                                                                                             ---------
                                                                                                               491,767
                                                                                                             ---------

GREECE 0.3%
Ergo Bank S.A. (Commercial bank) ............................................................      3,400       199,525
                                                                                                             ---------

HONG KONG 0.8%
Sinocan Holdings Ltd. (Manufacturer of three-piece cans for beverage and food
 industries) ................................................................................  1,351,000       642,110
                                                                                                             ---------

HUNGARY 4.1%
EGIS (Developer and manufacturer of pharmaceutical products) ................................     13,100       807,950
Graboplast (Producer of home improvement materials, artificial leather and book bindings) ...     32,629       999,383
Inter-Europa Bank (Commercial bank) .........................................................        900       222,959
Pannonplast (Manufacturer of plastic products from PVC, polypropylene, polyethylene
 and other raw materials) ...................................................................     21,100       689,711
Pick Szeged (Ordinary) (Sausage manufacturer) ...............................................     10,000       450,421
                                                                                                             ---------
                                                                                                             3,170,424
                                                                                                             ---------

INDONESIA 2.8%
Ciputra Development Co. (Foreign registered) (Developer of office properties, shipping and
 commercial centers, industrial properties and sports facilities) ...........................    140,000       102,201
Darya Varia Laboratoria (Foreign registered) (Producer of medicines and pharmaceuticals) ....    133,000       199,893
HM Sampoerna (Foreign registered) (Tobacco company) .........................................     84,500       785,582
Indah Kiat Pulp & Paper (Foreign registered) (Producer of pulp and paper) ...................  1,189,180       931,939
Panin Bank (Foreign registered) (Bank) ......................................................    105,000       104,831
                                                                                                             ---------
                                                                                                             2,124,446
                                                                                                             ---------


    The accompanying notes are an integral part of the financial statements.


                    10 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

ISRAEL 0.7%
Check Point Software Technologies Ltd.* (Developer of network security software) ...........    19,000         522,500
                                                                                                             ---------

JORDAN 0.4%
Arab Potash Co.* (Salts and chemicals extraction) (b) ......................................    14,000         110,461
Jordan Cement Factories* (Cement producer) (b) .............................................    37,675         176,763
                                                                                                             ---------
                                                                                                               287,224
                                                                                                             ---------

KOREA 1.4%
Chosun Brewery Co., Ltd.* (Brewery) ........................................................    31,320         833,936
Korea Electric Power Co. (Electric utility) ................................................     8,100         238,221
                                                                                                             ---------
                                                                                                             1,072,157
                                                                                                             ---------

MALAYSIA 2.7%
ACP Industries Bhd. (Manufacturer of various precast concrete products and thermoplastic
 roadmarking materials) ....................................................................    30,000         197,111
AMMB Holdings Bhd. (Holding company for Arab Malaysian Merchant Bank Bhd. which provides
 financial, insurance and investment services) .............................................    46,000         247,615
Crest Petroleum Bhd.* (Investment company involved in various oilfield services) ...........    19,200          63,835
Hong Leong Credit Bhd. (Investment holding company involved in financing, money market
 dealings, investment trading, fund management) ............................................    44,000         243,816
IOI Corporation Bhd. (Processor of oil palm, rubber and cocoa) .............................   170,000         267,801
New Straits Times Press Bhd. (Newspaper publisher and property developer) ..................    39,000         205,304
SAP Holdings Bhd. (Property developer) .....................................................   191,000         831,585
                                                                                                             ---------
                                                                                                             2,057,067
                                                                                                             ---------

MEXICO 1.8%
Industrias Penoles S.A. (Exploration and marketing of minerals and non-ferrous metals
 such as lead, zinc and silver) ............................................................   207,100         822,726
Telefonos de Mexico S.A. de C.V. "L" (ADR) (Telecommunication services) ....................    19,100         582,550
                                                                                                             ---------
                                                                                                             1,405,276
                                                                                                             ---------

MOROCCO 1.3%
Omnium Nord Africaine (Conglomerate) .......................................................    11,200         644,864
Societe Nationale d'Investissements "V" (Conglomerate, various joint ventures) .............     5,300         341,778
                                                                                                             ---------
                                                                                                               986,642
                                                                                                             ---------

OMAN 1.0%
Oryx Fund, Ltd.* (Mutual fund domiciled in Guernsey, investing in the Middle East) .........    70,300         764,513
                                                                                                             ---------

PERU 8.2%
CPT Telefonica del Peru S.A. (ADR) (Telecommunication services) ............................    14,100         290,813
Cementos Lima S.A. "T" (Cement producer) ...................................................    50,000         681,897
Cementos Norte Pasasmayo SA (Cement producer) (b) ..........................................    38,472          55,120


    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

Cerveceria Backus & Johnston S.A. "T" (Brewery) ............................................     315,800       317,940
Compania Peruana de Telefonos S.A. "B" (Public and cellular telephone services) ............     120,000       253,708
Credicorp Ltd (Holding company providing a full range of financial services) ...............      19,200       336,000
Edegel SA (Electric power utility) .........................................................   1,463,601       787,766
Talleres Moyopampa S.A. "B" (Electric power utility) .......................................       1,166           867
Enrique Ferreyros y Cia. (Machinery manufacturer) ..........................................     719,751       707,906
Minas Buenaventura SA "A" (Mining company) .................................................     168,600     1,307,670
Minas Buenaventura SA* (ADR) (Mining company) ..............................................       2,300        38,525
Minsur S.A. "T" (Tin mining company) .......................................................      61,700       553,090
Consorcio Alimertos Fabril Pacifico* (Food producer) .......................................     669,413       977,226
                                                                                                             ---------
                                                                                                             6,308,528
                                                                                                             ---------

PHILIPPINES 10.5%
Ayala Corp. "B" (Industrial conglomerate) ..................................................     336,000       319,635
C & P Homes, Inc. (Home construction company) ..............................................   2,885,000     1,317,352
DMCI Holdings, Inc.* (Construction and property development company) .......................   1,615,000     1,167,618
Empire East Land Holdings, Inc.* (Property developer for low to middle income markets) .....   1,025,000       497,289
Filinvest Development Corp.* (Developer of real estate properties) .........................      58,000        21,629
HI Cement Corp.* (Manufactures two kinds of cement: portland cement and pozzolan cement) ...     900,000       277,397
International Container Terminal Services, Inc.* (Containerized cargo handling firm) .......   1,279,000       839,526
Ionics Circuit Inc.* (Manufacturer of electronic components) ...............................     150,000        97,032
Manila Electric Co. "B" (Electric utility) .................................................      48,100       353,246
Metropolitan Bank and Trust Company (Commercial bank and trust company) ....................      37,525       828,177
Mondragon International Philippines, Inc.* (Wholesale and direct selling of consumer
 products and resort management ............................................................   2,253,000     1,243,094
Philippine Savings Bank* (Bank) ............................................................     230,000       498,858
Republic Glass Holdings Corp. (Maker of glass products for passenger cars and light
 commercial vehicles) ......................................................................   1,228,800       238,466
SM Prime Holdings Corp. (Leader in commercial center operations) ...........................     810,000       172,603
William Gothong & Aboitiz* (Inter-island passenger and cargo liner services) (b) ...........     658,000       142,717
                                                                                                             ---------
                                                                                                             8,014,639
                                                                                                             ---------

POLAND 16.9%
Bank Przemyslowo Handlowy (Bank) ...........................................................      19,498     1,352,486
Bank Rozwoju Eksportu SA (Export bank) .....................................................      28,700       852,465
Bank Slaski SA (Bank) ......................................................................      10,600       980,364
Bydgoska Fabryka Kabli SA (Manufacturer of cables, wires and insulating materials) .........     161,500     1,125,996
ComputerLand Poland S.A.* (Provider of computer services and systems) ......................      65,500     1,199,932
Debica SA "A"* (Tire manufacturer) .........................................................      31,400       636,668


    The accompanying notes are an integral part of the financial statements.

                    12 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

Elektrim Spolka Akcyjna SA (Manufacturer of power equipment, electrical machinery
 and apparatus) ............................................................................    67,800         578,828
Krosno S.A. (Manufacturer of wide range of glassware) ......................................    39,800         750,356
Kutnowskie Zaklady Farmaceutyczne Polfa S.A. "A"* (Producer of pharmaceuticals,
 veterinary medicines, food components) ....................................................    27,700         807,982
Mostostal Zabrze Holding SA (Construction company) .........................................   136,500         558,391
Polifarb Wroclaw SA (Chemical producer) ....................................................   149,000         662,528
Polish Privatization Vouchers (Exchangeable into shares of National Investment
 Funds) ....................................................................................    12,000         614,684
STALEXPORT S.A. "A"* (Importer/exporter of machinery and equipment, raw materials,
 metallurgical products) ...................................................................     5,000          63,140
Wielkopolski Bank Kredytowy S.A. (Commercial bank) .........................................   309,600       1,927,291
Zaklady Metali Lekkich Kety* (Manufacturer of aluminum casting alloys and products) ........    11,400         892,146
                                                                                                            ----------
                                                                                                            13,003,257
                                                                                                            ----------

PORTUGAL 1.3%
Cimentos de Portugal SA (Manufacturer of cement, ready mix concrete and aggregates) ........    34,100         716,757
Portugal Telecom SA (Telecommunication services) ...........................................    11,800         306,854
                                                                                                            ----------
                                                                                                             1,023,611
                                                                                                            ----------

SWITZERLAND 1.0%
Holderbank Financiere Glaris AG (Bearer) (Cement producer) .................................       715         495,702
Phoenix Mecano AG (Bearer) (Manufacturer of hospital beds) .................................       550         270,185
                                                                                                            ----------
                                                                                                               765,887
                                                                                                            ----------

TAIWAN 0.6%
Far Eastern Department Stores Ltd. (Department store chain) ................................   365,000         475,799
Far Eastern Department Stores Ltd. Rights* (b) (expiration 11/18/96) .......................    24,455           6,127
                                                                                                            ----------
                                                                                                               481,926
                                                                                                            ----------

THAILAND 1.4%
PTT Exploration and Production Co., Ltd. (Foreign registered) (Petroleum refinery) .........    45,000         645,756
Siam Makro Co., Ltd. (Foreign registered) (Food supermarket chain) .........................    99,000         423,094
                                                                                                            ----------
                                                                                                             1,068,850
                                                                                                            ----------

UNITED STATES 1.7%
Benton Oil & Gas Co.* (Oil and gas exploration, development and production in Venezuela)....    41,100       1,006,950
Pioneer Group Inc. (Fund management company owning major gold producer in Ghana) ...........    11,300         271,200
                                                                                                            ----------
                                                                                                             1,278,150
                                                                                                            ----------

ZIMBABWE 2.8%
Delta Corp. (Brewery) ......................................................................    90,873         282,360
Meikles Africa Ltd.* (GDR) (Hotel operator) ................................................   756,400       1,021,140


    The accompanying notes are an integral part of the financial statements.


                    13 - Scudder Emerging Markets Growth Fund

                                                                                                              MARKET
                                                                                                SHARES       VALUE($)
----------------------------------------------------------------------------------------------------------------------

Wankie Colliery Co., Ltd. (Operator of coal mining activities at Hwange, Zimbabwe) .........   1,270,000       418,530
Zimbabwe Sun (Operator of hotels and other tourist facilities) .............................   1,180,847       455,861
                                                                                                            ----------
                                                                                                             2,177,891
----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $71,451,083)                                                                      73,062,595
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO -- 100.0% (Cost $75,228,083)(a)                                                  76,839,595
----------------------------------------------------------------------------------------------------------------------

 (a) The cost for federal income tax purposes was $75,541,967. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $1,297,628. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,117,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of
     $2,819,589.

 (b) Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at October 31, 1996 aggregated $798,067. See Note A of the Notes to Financial Statements.

   * Non-income producing security.

     Sector breakdown of the Fund's equity securities is noted on page 4.





    The accompanying notes are an integral part of the financial statements.


                    14 - Scudder Emerging Markets Growth Fund

                                        FINANCIAL STATEMENTS

                                 Statement of Assets and Liabilities

                                 as of October 31, 1996

ASSETS
-----------------------------------------------------------------------------------------------------
               Investments, at market (identified cost $75,228,083) (Note A) ..........   $76,839,595
               Cash ...................................................................         2,222
               Foreign currency, at value, (cost $422,234) ............................       422,125
               Receivable for investments sold ........................................       146,112
               Dividends and interest receivable ......................................        29,488
               Receivable for Fund shares sold ........................................     1,118,956
               Foreign taxes recoverable ..............................................         2,184
               Deferred organization expenses (Note A) ................................        27,556
                                                                                          -----------
               Total assets ...........................................................    78,588,238
LIABILITIES
-----------------------------------------------------------------------------------------------------
               Payable for investments purchased ......................................     2,566,881
               Payable for Fund shares redeemed .......................................        42,024
               Accrued expenses and other payables ....................................       185,640
                                                                                          -----------
               Total liabilities ......................................................     2,794,545
               --------------------------------------------------------------------------------------
               NET ASSETS, AT MARKET VALUE                                                $75,793,693
               --------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
               Net assets consist of:
               Accumulated net investment loss ........................................   $  (124,716)
               Unrealized appreciation (depreciation) on:
                    Investment securities .............................................     1,611,512
                    Foreign currency related transactions .............................        (1,478)
               Accumulated net realized loss ..........................................      (518,900)
               Paid-in capital ........................................................    74,827,275
               --------------------------------------------------------------------------------------
               NET ASSETS, AT MARKET VALUE                                                $75,793,693
               --------------------------------------------------------------------------------------
NET ASSET VALUE
               NET ASSET VALUE, offering and redemption (Note A) price per share
                ($75,793,693/5,896,839 shares of capital stock outstanding, $.01
                par value, 100,000,000 shares authorized) .............................        $12.85


    The accompanying notes are an integral part of the financial statements.


                    15 - Scudder Emerging Markets Growth Fund

                                       Statement of Operations

                                     for the period May 8, 1996

                          (commencement of operations) to October 31, 1996


INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
               Income:
               Dividends (net of foreign taxes withheld of $24,157) ..................    $  184,752
               Interest ..............................................................       106,704
                                                                                          ----------
                                                                                             291,456
                                                                                          ----------
               Expenses:
               Management fee (Note C) ...............................................       215,973
               Custodian and accounting fees (Note C) ................................       191,714
               Services to shareholders (Note C) .....................................        89,666
               Directors' fees and expenses (Note C) .................................        36,072
               Registration fees .....................................................        58,513
               Auditing ..............................................................        27,750
               Reports to shareholders ...............................................        18,307
               Legal .................................................................         8,354
               Amortization of organization expense (Note A) .........................         2,944
               Other .................................................................         6,878
                                                                                          ----------
               Total expenses before reductions ......................................       656,171
               Expense reductions (Note C) ...........................................      (309,636)
                                                                                          ----------
               Expenses, net .........................................................       346,535
               -------------------------------------------------------------------------------------
               NET INVESTMENT LOSS                                                           (55,079)
               -------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
               Net realized loss from:
               Investments ...........................................................      (518,900)
               Foreign currency related transactions .................................       (96,473)
                                                                                          ----------
                                                                                            (615,373)
                                                                                          ----------
               Net unrealized appreciation (depreciation) during the period on:
               Investments ...........................................................     1,611,512
               Foreign currency related transactions .................................        (1,478)
                                                                                          ----------
                                                                                           1,610,034
                                                                                          ----------
               Net gain on investment transactions ...................................       994,661
               -------------------------------------------------------------------------------------
               NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $  939,582
               -------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.


                    16 - Scudder Emerging Markets Growth Fund

                                 Statement of Changes in Net Assets

                                                                                       FOR THE PERIOD
                                                                                         MAY 8, 1996
                                                                                        (COMMENCEMENT
                                                                                        OF OPERATIONS
INCREASE (DECREASE) IN NET ASSETS                                                        OCTOBER 31,
                                                                                            1996)
-----------------------------------------------------------------------------------------------------
               Operations:
               Net investment loss ...................................................    $  (55,079)
               Net realized loss .....................................................      (615,373)
               Net unrealized appreciation on investment transactions during the
                period ...............................................................      1,610,034
                                                                                          -----------
               Net increase in net assets resulting from operations ..................        939,582
                                                                                          -----------
               Fund share transactions:
               Proceeds from shares sold .............................................     76,964,590
               Cost of shares redeemed ...............................................     (2,135,475)
               Redemption fees (Note A) ..............................................         23,796
                                                                                          -----------
               Net increase in net assets from Fund share transactions ...............     74,852,911
                                                                                          -----------
               Increase in net assets ................................................     75,792,493
               Net assets at beginning of period .....................................          1,200
               NET ASSETS AT END OF PERIOD (including accumulated net investment          -----------
                loss of $124,716) ....................................................    $75,793,693
                                                                                          -----------

OTHER INFORMATION
-----------------------------------------------------------------------------------------------------
               INCREASE (DECREASE) IN FUND SHARES
               Shares outstanding at beginning of period .............................            100
                                                                                          -----------
               Shares sold ...........................................................      6,064,272
               Shares redeemed .......................................................       (167,533)
                                                                                          -----------
               Net increase in Fund shares ...........................................      5,896,739
                                                                                          -----------
               Shares outstanding at end of period ...................................      5,896,839
                                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

                    17 - Scudder Emerging Markets Growth Fund

                             FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                 FOR THE PERIOD
                                                                                   MAY 8, 1996
                                                                                 (COMMENCEMENT)
                                                                                OF OPERATIONS) TO
                                                                                   OCTOBER 31,
                                                                                       1996
-------------------------------------------------------------------------------------------------
                                                                                     ------
Net asset value, beginning of period ......................................          $12.00
                                                                                     ------
Income from investment operations:
Net investment loss .......................................................            (.02)
Net realized and unrealized gain on investments ...........................             .86
                                                                                     ------
Total from investment operations ..........................................             .84
                                                                                     ------
Redemption fees (Note A) ..................................................             .01
                                                                                     ------
Net asset value, end of period ............................................          $12.85
                                                                                     ------
-------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(C) .......................................................            7.08(d)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) ....................................              76
Ratio of operating expenses, net to average daily net assets (%) ..........            2.00*
Ratio of operating expenses before expense reductions, to average daily net
 assets (%) ...............................................................            3.79*
Ratio of net investment loss to average daily net assets (%) ..............            (.32)*
Portfolio turnover rate (%) ...............................................            19.5*
Average commission rate paid (b) ..........................................          $.0006

(a)  Based on monthly average of shares outstanding during the period.
(b)  Average commission rate paid per share of common and preferred stocks.
(c)  Total return is higher due to maintenance of the Fund's expenses.
(d)  Total return does not reflect the effect of the 2% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized


                    18 - Scudder Emerging Markets Growth Fund

                         NOTES TO FINANCIAL STATEMENTS

                       A. Significant Accounting Policies

Scudder Emerging Markets Growth Fund ("the Fund") is a diversified series of Scudder International Fund, Inc. (the "Corporation"). The corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $671,830 (0.9% of net assets) and have been noted in the investment portfolio as of October 31, 1996. Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

  (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.


                    19 - Scudder Emerging Markets Growth Fund

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 1996, the Fund had a net tax basis capital loss carry forward of approximately $481,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2004, the expiration date, whichever occurs first.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included as an addition to paid-in capital.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to investments in forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.



                    20 - Scudder Emerging Markets Growth Fund

                      B. PURCHASES AND SALES OF SECURITIES

For the period May 8, 1996 (commencement of operations) to October 31, 1996, purchases and sales of investment securities (excluding short-term investments) aggregated $75,729,996 and $3,760,013, respectively.

                               C. RELATED PARTIES

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 1.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until June 30, 1997 in order to maintain the annualized expenses of the Fund at not more than 2.00% of average daily net assets. For the period May 8, 1996 (commencement of operations) to October 31, 1996, the Adviser did not impose any of its management fee amounting to $215,973.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. Included in services to shareholders is $65,697 charged to the Fund by SSC for the period May 8, 1996 (commencement of operations) to October 31, 1996 and the amount not imposed amounted to $58,166, of which $7,531 is unpaid at October 31, 1996.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period May 8, 1996 (commencement of operations) to October 31, 1996, the amount charged to the Fund by STC aggregated $1,553 and the amount not imposed amounted to $1,375.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period May 8, 1996 (commencement of operations) to October 31, 1996, the amount charged to the Fund by SFAC aggregated $38,540 and the amount not imposed amounted to $34,122, of which $4,418 is unpaid at October 31, 1996.

The Fund pays each Director not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period May 8, 1996 (commencement of operations) to October 31, 1996, Directors' fees aggregated $36,072.


                    21 - Scudder Emerging Markets Growth Fund

                        D. INVESTING IN EMERGING MARKETS

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.







                    22 - Scudder Emerging Markets Growth Fund

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF INTERNATIONAL FUND, INC. AND THE SHAREHOLDERS OF SCUDDER EMERGING MARKETS GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Emerging Markets Growth Fund, including the investment portfolio, as of October 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 8, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Emerging Markets Growth Fund as of October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period May 8, 1996 (commencement of operations) to October 31, 1996, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 5, 1996


--------------------------------------------------------------------------------


                    23 - Scudder Emerging Markets Growth Fund

                                    This Page
                                  intentionally
                                   left blank.







                    24 - Scudder Emerging Markets Growth Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board and
Director

Nicholas Bratt*
President and Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter Capital
Management Corporation

William H. Gleysteen, Jr.
Director; Consultant

Dudley H. Ladd*
Director

William H. Luers
Director; President, The
Metropolitan
Museum of Art

Dr. Wilson Nolen
Director; Consultant

Juris Padegs*
Director

Dr. Gordon Shillinglaw
Director; Professor Emeritus of
Accounting, Columbia
University Graduate School of
Business

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
of the Board and Director, Kirby
Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

David S. Lee*
Vice President and Assistant
Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer

Kathryn L. Quirk*
Vice President and Assistant
Secretary

Richard W. Desmond*
Assistant Secretary

Coleen Downs Dinneen*
Assistant Secretary

                        *Scudder, Stevens & Clark, Inc.



                    25 - Scudder Emerging Markets Growth Fund

                        Investment Products and Services


The Scudder Family of Funds
--------------------------------------------------------------------------------

Money Market
     Scudder Cash Investment Trust
     Scudder U.S. Treasury Money Fund

Tax Free Money Market+
     Scudder Tax Free Money Fund
     Scudder California Tax Free Money Fund*
     Scudder New York Tax Free Money Fund*

Tax Free+
     Scudder California Tax Free Fund*
     Scudder High Yield Tax Free Fund
     Scudder Limited Term Tax Free Fund
     Scudder Managed Municipal Bonds
     Scudder Massachusetts Limited Term
          Tax Free Fund*
     Scudder Massachusetts Tax Free Fund*
     Scudder Medium Term Tax Free Fund
     Scudder New York Tax Free Fund*
     Scudder Ohio Tax Free Fund*
     Scudder Pennsylvania Tax Free Fund*

Growth and Income
     Scudder Balanced Fund
     Scudder Growth and Income Fund

Income
     Scudder Emerging Markets Income Fund
     Scudder Global Bond Fund
     Scudder GNMA Fund
     Scudder High Yield Bond Fund
     Scudder Income Fund
     Scudder International Bond Fund
     Scudder Short Term Bond Fund
     Scudder Zero Coupon 2000 Fund

Growth
     Scudder Capital Growth Fund
     Scudder Classic Growth Fund
     Scudder Development Fund
     Scudder Emerging Markets Growth Fund
     Scudder Global Discovery Fund
     Scudder Global Fund
     Scudder Gold Fund
     Scudder Greater Europe Growth Fund
     Scudder International Fund
     Scudder Latin America Fund
     Scudder Micro Cap Fund
     Scudder Pacific Opportunities Fund
     Scudder Quality Growth Fund
     Scudder Small Company Value Fund
     Scudder 21st Century Growth Fund
     Scudder Value Fund
     The Japan Fund


Retirement Plans and Tax-Advantaged Investments
--------------------------------------------------------------------------------

     IRAs
     Keogh Plans
     Scudder Horizon Plan*+++ (a variable annuity)
     401(k) Plans
     403(b) Plans
     SEP-IRAs
     Profit Sharing and Money Purchase
          Pension Plans


Closed-End Funds#
--------------------------------------------------------------------------------

     The Argentina Fund, Inc.
     The Brazil Fund, Inc.
     The First Iberian Fund, Inc.
     The Korea Fund, Inc.
     The Latin America Dollar Income Fund, Inc.
     Montgomery Street Income Securities, Inc.
     Scudder New Asia Fund, Inc.
     Scudder New Europe Fund, Inc.
     Scudder World Income  Opportunities
          Fund, Inc.


Institutional Cash Management
--------------------------------------------------------------------------------

     Scudder Institutional Fund, Inc.
     Scudder Fund, Inc.
     Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

                    26 - Scudder Emerging Markets Growth Fund

                             How to Contact Scudder


Account Service and Information
--------------------------------------------------------------------------------
                For existing account service and transactions

                  Scudder Investor Relations
                  1-800-225-5163

                For personalized information about your Scudder accounts; exchanges and redemptions; or information on any Scudder fund

                  Scudder Automated Information Line (SAIL)
                  1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions

                  Scudder Investor Relations
                  1-800-225-2470

                For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services
                  1-800-323-6105

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Visit the Scudder World Wide Web Site at:
--------------------------------------------------------------------------------
                  http://funds.scudder.com

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton             New York
                   Boston                 San Francisco
                   Chicago

                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds*, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.


                    27 - Scudder Emerging Markets Growth Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.







This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.



SCUDDER           (logo)

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------
                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    For Scudder International Fund:

                                    Financial highlights for the ten fiscal years ended March 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                    Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                    Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Financial highlights for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the fiscal year ended
                                    October 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                    Registration Statement.)

                                    For Scudder Emerging Markets Growth Fund:

                                    Financial highlights for the period May 8, 1996 (commencement of operations)
                                    to October 31, 1996

                           Included in Part B of this Registration Statement:

                                    For Scudder International Fund:

                                    Investment  Portfolio as of March 31, 1996
                                    Statement of Assets and  Liabilities as of March 31, 1996
                                    Statement of Operations  for the fiscal year ended March 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended March 31, 1996
                                    Financial Highlights for the ten fiscal years ended March 31, 1996
                                    Notes to  Financial  Statements
                                    Report of  Independent  Accountants

                                                           Part C-Page 1

                                    (Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Investment  Portfolio as of October 31, 1995
                                    Statement of Assets and  Liabilities as of October 31, 1995
                                    Statement of Operations  for the fiscal year ended  October 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended October 31, 1995
                                    Financial  Highlights for the period  December 8, 1992
                                    (commencement  of  operations) to October 31, 1993 and for the two fiscal years ended  October  31,  1995
                                    Notes to Financial  Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to  Post-Effective Amendment No. 47 to the Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Investment  Portfolio as of October 31, 1995
                                    Statement of Assets and  Liabilities as of October 31, 1995
                                    Statement  of  Operations  for the fiscal year ended  October 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended October 31, 1995
                                    Financial  Highlights for the period  December 8, 1992
                                    (commencement  of  operations) to October 31, 1993 and for the two fiscal  years  ended  October  31, 1995
                                    Notes to  Financial  Statements
                                    Report of  Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Investment  Portfolio as of October 31, 1995
                                    Statement of Assets and  Liabilities as of October 31, 1995
                                    Statement of Operations for the fiscal year ended October 31, 1995
                                    Statement of Changes in Net Assets for the period October 10, 1994
                                    (commencement  of operations) to October 31, 1994 and for the fiscal year ended October 31, 1995
                                    Financial  Highlights for the period October 10, 1994  (commencement of operations)
                                    to October 31, 1994 and for the fiscal year ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement.)

                                    For Scudder Emerging Markets Growth Fund:

                                    Investment  Portfolio as of October 31, 1996
                                    Statement of Assets and  Liabilities as of October 31, 1996
                                    Statement of Operations  for the period May 8, 1996  (commencement  of  operations)
                                    to October 31, 1996
                                    Statement of Changes in Net Assets for the period May 8, 1996
                                    (commencement of operations) to October 31, 1996



                                                           Part C-Page 2

                                    Financial Highlights for the period May 8, 1996
                                    (commencement of operations) to October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants


                    b.        Exhibits:

                              1.       (a)      Articles of Amendment and Restatement of the Registrant as of
                                                January 24, 1991.
                                                (Incorporated by reference to Exhibit (b)(1) to Post-Effective
                                                Amendment No. 33 to the Registration Statement.)

                                       (b)      Articles Supplementary dated September 17, 1992.
                                                (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                                Amendment No. 35 to the Registration Statement.)

                                       (c)      Articles Supplementary dated December 1, 1992.
                                                (Incorporated by reference to Exhibit 1(c) to Post-Effective
                                                Amendment No. 37 to the Registration Statement.)

                                       (d)      Articles Supplementary dated August 3, 1994.
                                                (Incorporated by reference to Exhibit 1(d) to Post-Effective
                                                Amendment No. 43 to the Registration Statement.)

                                       (e)      Articles Supplementary dated February 20, 1996
                                                (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                                Amendment No. 46 to the Registration Statement.)

                              2.       (a)      Amended and Restated By-Laws of the Registrant dated March 4,
                                                1991.
                                                (Incorporated by reference to Exhibit (b)(2) to Post-Effective
                                                Amendment No. 33 to the Registration Statement.)

                                       (b)      Amended and Restated By-Laws of the Registrant dated September 20,
                                                1991.
                                                (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                                Amendment No. 34 to the Registration Statement.)

                                       (c)      Amended and Restated By-Laws of the Registrant dated December 12,
                                                1991.
                                                (Incorporated by reference to Exhibit 2(c) to Post-Effective
                                                Amendment No. 34 to the Registration Statement.)

                              3.                Inapplicable.

                              4.                Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                                (Incorporated by reference to Exhibit 4 to Post-Effective
                                                Amendment No. 31 to the Registration Statement.)

                              5.       (a)      Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                dated December 14, 1990.
                                                (Incorporated by reference to Exhibit (5) to Post-Effective
                                                Amendment No. 33 to the Registration Statement.)

                                                           Part C-Page 3

                                       (b)      Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc.
                                                dated December 7, 1992.
                                                (Incorporated by reference to Exhibit (5)(b) to Post-Effective
                                                Amendment No. 38 to the Registration Statement.)

                                       (c)      Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder, Stevens &
                                                Clark, Inc. dated December 7, 1992.
                                                (Incorporated by reference to Exhibit (5)(c) to Post-Effective
                                                Amendment No. 38 to the Registration Statement.)

                                       (d)      Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder, Stevens &
                                                Clark, Inc. dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                       (e)      Investment Management Agreement between the Registrant on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                dated September 8, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (f)      Investment Management Agreement between the Registrant on behalf of Scudder Emerging Markets Growth Fund and Scudder, Stevens &
                                                Clark, Inc. dated May 8, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement.)

                              6.       (a)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                                July 15, 1985.
                                                (Incorporated by reference to Exhibit 6 to Post-Effective
                                                Amendment No. 28 to the Registration Statement.)

                                       (b)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc. dated September 17, 1992.
                                                (Incorporated by reference to Exhibit 6(b) to Post-Effective
                                                Amendment No. 37 to the Registration Statement.)

                              7.                Inapplicable.

                              8.       (a)(1)   Custodian Contract between the Registrant and Brown Brothers
                                                Harriman & Co. dated April 14, 1986.
                                                (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective
                                                Amendment No. 28 to the Registration Statement.)

                                       (a)(2)   Custodian Contract between the Registrant, on behalf of Scudder
                                                Latin America Fund, and Brown Brothers Harriman & Co. dated
                                                December 7, 1992.
                                                (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective
                                                Amendment No. 37 to the Registration Statement.)

                                                           Part C-Page 4

                                       (a)(3)   Custodian Contract between the Registrant, on behalf of Scudder
                                                Pacific Opportunities Fund, and Brown Brothers Harriman & Co.
                                                dated December 7, 1992.
                                                (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                                Amendment No. 37 to the Registration Statement.)

                                       (a)(4)   Custodian  Contract  between the  Registrant, on behalf of Scudder Greater
                                                Europe Growth Fund, and Brown Brothers Harriman & Co.
                                                dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                       (a)(5)   Fee schedule for Exhibit 8(a)(1).
                                                (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective
                                                Amendment No. 24 to the Registration Statement.)

                                       (a)(6)   Revised fee schedule for Exhibit 8(a)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (b)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Morgan Guaranty Trust Company of New York, Tokyo office, dated November 8, 1976.
                                                (Incorporated by reference to Exhibit 8(b)(1) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)


                                       (b)(2)   Fee schedule for Exhibit 8(b)(1).
                                                (Incorporated by reference to Exhibit 8(b)(2) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)

                                       (c)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Morgan Guaranty Trust Company of New York, Brussels
                                                office, dated November 15, 1976.
                                                (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)

                                       (c)(2)   Fee schedule for Exhibit 8(c)(l).
                                                (Incorporated by reference to Exhibit 8(c)(2) to Post-Effective
                                                Amendment No. 23 to the Registration Statement.)

                                       (d)(1)   Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                                The Bank of New York, London office, dated January 30, 1979.
                                                (Incorporated by reference to Exhibit 8(d)(1) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)

                                       (d)(2)   Fee schedule for Exhibit 8(d)(1).
                                                (Incorporated by reference to Exhibit 8(d)(2) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)

                                       (e)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Singapore office, dated
                                                June 9, 1980.
                                                (Incorporated by reference to Exhibit 8(e)(1) to Post-Effective
                                                Amendment No. 23 to the Registration Statement.)

                                                           Part C-Page 5

                                       (e)(2)   Fee schedule for Exhibit 8(e)(1).
                                                (Incorporated by reference to Exhibit 8(e)(2) to Post-Effective
                                                Amendment No. 23 to the Registration Statement.)

                                       (f)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated
                                                June 4, 1979.
                                                (Incorporated by reference to Exhibit 8(f)(1) to Post-Effective
                                                Amendment No. 23 to the Registration Statement.)

                                       (f)(2)   Fee schedule for Exhibit 8(f)(1).
                                                (Incorporated by reference to Exhibit 8(f)(2) to Post-Effective
                                                Amendment No. 23 to the Registration Statement.)

                                       (g)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Citibank, N.A. New York office, dated July 16, 1981.
                                                (Incorporated by reference to Exhibit 8(g)(1) to Post-Effective
                                                Amendment No. 24 to the Registration Statement.)

                                       (g)(2)   Fee schedule for Exhibit 8(g)(1).
                                                (Incorporated by reference to Exhibit 8(g)(2) to Post-Effective
                                                Amendment No. 24 to the Registration Statement.)

                              9.       (a)(1)   Transfer Agency and Service Agreement between the Registrant and
                                                Scudder Service Corporation dated October 2, 1989.
                                                (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                                Amendment No. 32 to the Registration Statement.)

                                       (a)(2)   Fee schedule for Exhibit 9(a)(1).
                                                (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                                Amendment No. 32 to the Registration Statement.)

                                       (a)(3)   Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation dated June 8, 1995.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (b)      Letter Agreement between the Registrant and Cazenove, Inc. dated
                                                January 23, 1978, with respect to the pricing of securities.
                                                (Incorporated by reference to Exhibit 9(b) to Post-Effective
                                                Amendment No. 21 to the Registration Statement.)

                                       (c)(1)   COMPASS Service Agreement between the Registrant and Scudder Trust
                                                Company dated January 1, 1990.
                                                (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective
                                                Amendment No. 32 to the Registration Statement.)

                                       (c)(2)   Fee schedule for Exhibit (9)(c)(1).
                                                (Incorporated by reference to Exhibit 9(c)(2) to Post-Effective
                                                Amendment No. 32 to the Registration Statement.)

                                                           Part C-Page 6

                                       (c)(3)   COMPASS and TRAK 2000 Service  Agreement  between the  Registrant and Scudder Trust Company  dated  October 1, 1995.
                                                (Incorporated  by reference to Exhibit  9(c)(3) to
                                                Post-Effective Amendment No. 47 to the Registration Statement.)

                                       (d)(1)   Shareholder Services Agreement between the Registrant and Charles
                                                Schwab & Co., Inc. dated June 1, 1990.
                                                (Incorporated by reference to Exhibit 9(c)(2) to Post-Effective
                                                Amendment No. 32 to the Registration Statement.)

                                       (d)(2)   Administrative Services Agreement between the Registrant and
                                                McGladrey & Pullen, Inc. dated September 30, 1995.
                                                (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(1)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund
                                                Accounting Corporation dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                       (e)(2)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting
                                                Corporation dated April 12, 1995 is filed herein.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (e)(3)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(4)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(5)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996.
                                                (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective
                                                Amendment No. 49 to the Registration Statement.)

                              10.               Inapplicable.

                              11.               Inapplicable.

                              12.               Inapplicable.

                              13.               Inapplicable.

                              14.      (a)      Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                                (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund
                                                Post-Effective Amendment No. 46 to its Registration Statement on
                                                Form N-1A (File Nos. 2-13627 and 811-42).)

                                                           Part C-Page 7

                                       (b)      Scudder Individual Retirement Plan.
                                                (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund
                                                Post-Effective Amendment No. 46 to its Registration Statement on
                                                Form N-1A (File Nos.  2-13627 and 811-42).)

                                       (c)      Scudder Funds 403(b) Plan.
                                                (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund
                                                Post-Effective Amendment No. 46 to its Registration Statement on
                                                Form N-1A (File Nos.  2-13627 and 811-42).)

                                       (d)      Scudder Employer - Select 403(b) Plan.
                                                (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                                Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                                Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                                       (e)      Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                                (Incorporated by reference to Exhibit 14(f) to Scudder Income
                                                Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                                Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                              15.               Inapplicable.

                              16.               Schedule for Computation of Performance Quotations.
                                                (Incorporated by reference to Exhibit 16 to Post-Effective
                                                Amendment No. 31 to the Registration Statement.)

                              17.               Inapplicable.

                              18.               Inapplicable.

                  Power of Attorney for Nicholas Bratt, Paul Bancroft III, Thomas J. Devine, William H.
                  Gleysteen, Jr., William H. Luers, Wilson Nolen, Juris Padegs, Daniel Pierce, and Gordon
                  Shillinglaw is incorporated by reference to the signature page of Post-Effective Amendment No.
                  35.

                  Power of Attorney for Keith R. Fox is incorporated by reference to the Signature Page of
                  Post-Effective Amendment No. 47.

                  Power of Attorney for Dudley H. Ladd is incorporated by reference to the signature page of
                  Post-Effective Amendment No. 49.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

                                                           Part C-Page 8

Item 26.          Number of Holders of Securities (as of December 31, 1996).
--------          ----------------------------------------------------------
                                         (1)                                              (2)

                                   Title of Class                               Number of Shareholders
                   Capital Stock ($.01 par value per share)
                        Scudder International Fund                                      120,193
                        Scudder Latin America Fund                                       71,797
                        Scudder Pacific Opportunities Fund                               35,684
                        Scudder Greater Europe Growth Fund                               11,394
                        Scudder Emerging Markets Growth Fund                              7,309

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services,
                  Inc.,  and all of the  registered  investment  companies  advised by Scudder,  Stevens & Clark,  Inc.  insures the
                  Registrant's  directors and officers and others against  liability  arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification
                  ------  -----------------------------

                           To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of
                  1940, no director or officer of the  Corporation  shall be liable to the  Corporation or to its  stockholders  for damages.  The  limitation  on liability  applies to events  occurring at the time a person serves as a director or officer of the  Corporation,  whether or not such person is a director or officer at the time of any proceeding in which  liability is asserted.  No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions  shall limit or eliminate the benefits  provided to directors and officers  under this  provision  with respect to any act or omission which occurred prior to such amendment or repeal.

                           The  Corporation,  including its successors and assigns,  shall  indemnify its directors and officers and make advance payment of related  expenses to the fullest extent  permitted,  and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General  Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its  employees  and/or  agents in any  manner  and  within  such  limits as  permitted  by  applicable  law.  Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The  Corporation  may purchase  and maintain  insurance on behalf of any person who is or was a director, officer,  employee  or agent of the  Corporation  or is or was  serving  at the  request of the  Corporation  as a director,  officer, partner,  trustee, employee or agent of another foreign or domestic corporation,  partnership, joint  venture,  trust or other  enterprise or employee  benefit plan against any liability  asserted  against and incurred  by such  person in any such  capacity  or  arising  out of such  person's  position,  whether or not the
                  Corporation would have had the power to indemnify against such liability.

                           The rights  provided to any person by this Article shall be enforceable  against the  Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing  to serve in the  capacities indicated  herein.  No amendment of these  Articles of Amendment  and  Restatement  shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                                                           Part C-Page 9

                           Nothing  in these  Articles  of  Amendment  and  Restatement  shall be deemed to (i)  require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended,  or of any valid rule,  regulation or order of the Securities and Exchange Commission under those Acts or
                  (ii)  protect  any  director  or officer of the  Corporation  against  any  liability  to the  Corporation  or its stockholders  to which he would  otherwise  be  subject  by  reason  of  willful  misfeasance,  bad faith or gross negligence  in the  performance  of his or her duties or by reason of his or her reckless  disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                                              ARTICLE V
                                                              ---------

                                                    INDEMNIFICATION AND INSURANCE
                                                    -----------------------------

         SECTION 1. Indemnification of Directors and Officers.  Any person who was or is a party or is threatened to be made a party
                    -----------------------------------------
in any threatened,  pending or completed action, suit or proceeding,  whether civil, criminal,  administrative or investigative,  by reason of the fact that such person is a current or former  Director  or officer of the  Corporation,  or is or was serving  while a
Director or officer of the Corporation at the request of the Corporation as a Director,  officer, partner, trustee,  employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments,  penalties,  fines, excise taxes, settlements and reasonable expenses (including attorneys' fees)
actually  incurred by such person in connection  with such action,  suit or proceeding to the fullest extent  permissible  under the
Maryland  General  Corporation  Law, the  Securities  Act of 1933 and the 1940 Act, as such  statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder  thereof to which such person would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope
                    --------
of this Article V shall be entitled to advances  from the  Corporation  for payment of the  reasonable  expenses  incurred by him in connection with  proceedings to which he is a party in the manner and to the fullest extent  permissible  under the Maryland General
Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for  indemnification by the Corporation has been met and a written  undertaking by or on behalf of the Director to repay any such advance if it is ultimately  determined that he is not entitled to  indemnification,  and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount  acceptable to the  Corporation for his  undertaking;  (2) the Corporation is insured against losses arising by reason of the advance;  or (3) a majority of a quorum of Directors of the Corporation who are neither  "interested  persons" as defined in Section
2(a)(19) of the 1940 Act, as amended,  nor parties to the proceeding  ("disinterested  non-party  Directors")  or independent  legal counsel,  in a written  opinion,  shall determine,  based on a review of facts readily  available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking  indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3.  Procedure.  At the request of any current or former  Director  or  officer,  or any  employee or agent whom the
                     ---------
Corporation proposes to indemnify,  the Board of Directors shall determine,  or cause to be determined,  in a manner consistent with the Maryland  General  Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether  the  standards  required  by this  Article V have been met;  provided,  however,  that  indemnification  shall be made only following:  (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified  was not liable by reason of disabling  conduct or (2) in the absence of such a decision,  a  reasonable  determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling  conduct,  by (a) the vote


                                                           Part C-Page 10

of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4.  Indemnification  of  Employees  and  Agents.  Employees  and agents who are not  officers or  Directors  of the
                     -------------------------------------------
Corporation  may be  indemnified,  and  reasonable  expenses may be advanced to such  employees or agents,  in  accordance  with the procedures set forth in this Article V to the extent  permissible under the Maryland General  Corporation Law, the Securities Act of
1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The  indemnification  provided by this Article V shall not be deemed exclusive of any other right,
                    ------------
in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement,  vote of  stockholders  or  disinterested  Directors  or  otherwise,  both as to action by a  Director  or officer of the
Corporation in his official capacity and as to action by such person in another capacity while holding such office or position,  and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs,  executors and administrators of such a person.

         SECTION 6.  Constituent,  Resulting  or Surviving  Corporations.  For the  purposes of this  Article V,  references  to the
                     ---------------------------------------------------
"Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation  so that any person who is or was a Director,  officer,  employee  or agent of a  constituent  corporation  or is or was serving at the request of a constituent corporation as a Director,  officer, employee or agent of another corporation,  partnership, joint  venture,  trust or other  enterprise  shall stand in the same position  under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated  officers but do not as such have  corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)# Director, Hot Growth Companies Fund (investment company)#  Director,  Sovereign High Yield Investment Company (investment  company)+  Director,  Scudder,
                           Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**


                                                           Part C-Page 11

                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++ Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**


                                                           Part C-Page 12

                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*


                                                           Part C-Page 13

                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director,  Scudder Latin America  Investment Trust PLC (investment  company)@
                           Director,  Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company  Incorporated  (banking & trust company) Boston,  MA
                           Trustee,  New England Aquarium,  Boston,  MA
                           Incorporator,  Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee,  Scudder  Investment Trust (investment  company)*
                           Trustee,  Scudder Municipal Trust (investment company)*
                           Trustee,  Scudder Tax Free Money Fund (investment  company)*
                           Trustee,  Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary,  AARP Income Trust (investment  company)**
                           Vice President & Secretary,  AARP Tax Free Income Trust  (investment  company)**
                           Vice  President  &  Secretary,  AARP Cash  Investment  Funds  (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**


                                                           Part C-Page 14

                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

                                                           Part C-Page 15

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------
         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

                                                           Part C-Page 16

         (b)

         (1)                               (2)                                     (3)
         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          Assistant Secretary
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      Director
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and
         Two International Place           Treasurer                               Assistant Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

                                                           Part C-Page 17

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         Daniel Pierce                     Director, Vice President                Chairman of the Board
         Two International Place           and Assistant Treasurer                 and Director
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Director, Vice President
         345 Park Avenue                   Clerk                                   and Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The  Underwriter  has  employees  who  are  denominated  officers  of  an  operational  area.  Such  persons  do  not  have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain  accounts,  books and other  documents  required to be maintained by Section 31(a) of the 1940 Act and the
                  Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York
                  10154.  Records relating to the duties of the Registrant's  custodian are maintained by Brown Brothers  Harriman &
                  Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

                                                           Part C-Page 18

Item 32.          Undertakings
--------          ------------

                  Inapplicable.

                                                           Part C-Page 19

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of February, 1997.



                                               SCUDDER INTERNATIONAL FUND, INC.



                                               By  /s/Thomas F. McDonough
                                                   ----------------------
                                                   Thomas F. McDonough,
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Nicholas Bratt
--------------------------------------
Nicholas Bratt*                             President (Principal Executive               February 4, 1997
                                            Officer) and Director


/s/Paul Bancroft, III
--------------------------------------
Paul Bancroft, III*                         Director                                     February 4, 1997


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     February 4, 1997


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     February 4, 1997


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     February 4, 1997


/s/Dudley H. Ladd
--------------------------------------
Dudley H. Ladd*                             Director                                     February 4, 1997


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     February 4, 1997


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Wilson Nolen
--------------------------------------
Wilson Nolen*                               Director                                     February 4, 1997



--------------------------------------
Kathryn L. Quirk                            Director, Vice President and                 February 4, 1997
                                            Assistant Secretary


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman of the Board and Director           February 4, 1997


/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Director                                     February 4, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 February 4, 1997
                                            (Principal Financial and Accounting
                                            Officer)




*By:     /s/Thomas F. McDonough
         -----------------------
         Thomas F. McDonough,
         Attorney-in-Fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment Nos. 35, 47 and 49 to the Registration Statement, filed October 8, 1992, February 27, 1996 and July 17, 1996, respectively.

                                                               File No. 2-14400
                                                               File No. 811-642


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT No. 51

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 31

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX